UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4084

					Hawaiian Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:
						(212) 697-6666


				Date of fiscal year end:	3/31

			Date of reporting period:	      3/31/09

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS


ANNUAL
REPORT

MARCH 31, 2009

                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

                          A TAX-FREE INCOME INVESTMENT

                       [LOGO FOR HAWAIIAN TAX-FREE TRUST:
                  A PALM TREE IN FRONT OF A CIRCLE WHICH HAS A
                           ISLAND AND WATER WITHIN IT]

[LOGO OF AQUILA                     ONE OF THE
GROUP OF FUNDS:              AQUILA GROUP OF FUNDS (R)
AN EAGLE'S HEAD]

[LOGO FOR HAWAIIAN TAX-FREE
TRUST: A PALM TREE IN FRONT OF A
CIRCLE WHICH HAS A ISLAND AND
WATER WITHIN IT]

               SERVING HAWAII INVESTORS FOR MORE THAN TWO DECADES

                             HAWAIIAN TAX-FREE TRUST

                         "TRANSPARENCY - OUR PHILOSOPHY,
                                NOT JUST A WORD"

                                                                       May, 2009

Dear Fellow Shareholder:

     As I am sure you have noticed, one of the latest "buzz words" found in the financial press and otherwise is TRANSPARENCY. In the financial world, TRANSPARENCY refers to conducting one's business in an open and accountable way.

     We wish to assure you that here at Hawaiian Tax-Free Trust, TRANSPARENCY is not a "buzz word" -it is, and always has been, the way we do business.

     As you may know, the mutual fund industry is one of the most highly regulated industries in the entire nation. By law, mutual funds are required to provide shareholders and potential shareholders with a wide variety of information. At Hawaiian Tax-Free Trust, we have continually sought to go above and beyond any and all legal requirements.

     We have always strived to keep you as informed as possible about your investment through a broad variety of communication efforts.

     One of the best examples of these efforts is our Annual Shareholder Meetings. Since the inception of the Trust we have held Annual and outreach informational meetings in convenient locations specifically designed with you, our shareholders, in mind.

     It is worthy to note that we are one of the few mutual fund groups that actually hold Annual Meetings and one of very few mutual fund groups that actively encourage shareholder participation.

     Our meetings are structured to try to provide you with as much information as possible about your Trust. At the same time, we also want to hear from YOU, our shareholders, because your input helps us in our desire to continue to provide you with as high a quality product as possible with Hawaiian Tax-Free Trust.

     You can be assured that we will personally be available to meet with you year after year. And, with this in mind, we know that we better handle things properly - or we will hear about it for sure!

     We have also continually sought to keep you as informed as possible about your Trust through:

      o     informational "Thoughts For The Month,"

      o letters, such as this one, attached to our Annual and Semi-Annual reports, and

      o     other special communications.

                        NOT A PART OF THE ANNUAL REPORT

     We furthermore make every effort to leave out fancy terms and financial jargon, in order to speak to you in plain English. Why? We do this because we truly want you (and every one of our shareholders) to know as much as you'd like about your investment.

     And, you can additionally be assured that non-routine shareholder matters get the full attention of Aquila's management. Letters sent to our headquarters often end up squarely on one or both of our desks.

     So, there is no getting lost in the shuffle at Hawaiian Tax-Free Trust and the Aquila Group of Funds. It's pretty easy for you to communicate with those of us right at the top.

     We do this because we truly believe that it is:

      o     YOUR money,

      o     invested in YOUR Trust,

      o     invested right here in projects in YOUR communities.

     In short, we have always strived to operate in as TRANSPARENT a manner as possible (and intend to continue to do so) because we feel you have the right to know as much as you would like about your investment in Hawaiian Tax-Free Trust.

     Thank you for your loyalty and confidence.

                                   Sincerely,

/s/ Lacy B. Herrmann                    /s/ Diana P. Herrmann

Lacy B. Herrmann                        Diana P. Herrmann
Founder and Chairman Emeritus           Vice Chair and President

                        NOT A PART OF THE ANNUAL REPORT

[LOGO FOR HAWAIIAN TAX-FREE
TRUST: A PALM TREE IN FRONT OF A
CIRCLE WHICH HAS A ISLAND AND
WATER WITHIN IT]

               SERVING HAWAII INVESTORS FOR MORE THAN TWO DECADES

                             HAWAIIAN TAX-FREE TRUST

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

U.S. ECONOMY

2008 was a pivotal year. It was punctuated by large and dramatic collapses of several financial firms against a backdrop of extremely volatile financial markets. This led to the creation of several new tools to allow the Federal Reserve to try to stabilize the markets. In March 2008, Bear Stearns was the first large investment bank to go down. There was a federally arranged and structured liquidation deal that had JP Morgan absorb the company while the Federal Reserve helped by absorbing many of the toxic assets.

In September 2008, Lehman Brothers fell. This time around, there was no structured liquidation. The company was allowed to fail. This sent an immediate and dramatic shockwave through the U.S. and global financial markets from which we are still recovering. Among other things, the fall of Lehman caused the multi-billion dollar Reserve Primary money market fund to "break the buck." This meant that investors had to receive payment for their shares at less than $1.00. This situation led to widespread concerns for the whole money market fund industry. This was successfully calmed by the creation of a new U.S. Treasury program to back the assets in the $4 trillion money market fund industry.

A couple of days after the Lehman situation, there came about the fall of the world's largest insurance company - AIG. The government saw the enormous impacts caused by the Lehman bankruptcy, so they took an 80% ownership stake in AIG to try to prevent further collapse and chaos in the financial markets.

The real Gross Domestic Product (GDP) contracted by -0.8% for the full year 2008. However, in the 4th quarter of 2008, GDP contracted at an annualized rate of -6.3%, which was followed by -6.1% in the 1st quarter of 2009. The U.S. unemployment rate started the year at a solid 4.9% but ended the year at 7.2%. Through April of 2009, the rate is now 8.9% and is expected to continue upwards. Due to the slowing in the economy, inflation fears have diminished and the bigger concern is now fending off deflation. The consensus view is that the decreases in economic growth will start to bottom in the second half of 2009.

HAWAII ECONOMY

The Hawaii economy also experienced declines. Hawaii started the year with one of the lowest unemployment rates in the country at 3.1%. By the end of the year the unemployment rate increased to 5.1% and through March 2009, now stands at 7.1%. Decreases in tourism and construction are the primary causes. Total visitor arrivals declined 10.6% in 2008 led by a 12.2% drop in domestic travel and a 6.1% decrease in foreign travel. Domestic arrivals seemed to have stabilized recently, although foreign travel is still slipping.

--------------------------------------------------------------------------------
MUNICIPAL MARKET AND FUND PERFORMANCE

During the 12 months ended March 31, 2009, the municipal bond yield curve "steepened" dramatically relating to the decrease in the Federal Funds rate from 2.25% in March 2008 to 0.25% in March 2009, in response to the financial market crisis. One year municipal rates dropped from 1.92% to 0.62%, while 30-year municipal rates remained stable from 4.96% to 4.91%.

The municipal market continued to feel many of the impacts of the subprime mortgage crisis. One such example is with respect to the bond insurers. These insurers over the past few years started to insure subprime-backed securities in addition to municipal bonds. Many of these bond insurers saw their credit ratings get downgraded as a result of their subprime exposures. It is important to note, however, that due to our focus on the underlying credit quality of the bonds in which we invest, we believe that Hawaiian Tax-Free Trust's underlying municipal bonds remain of high credit quality, despite the downgrading of the bond insurers. This explains much of our relative outperformance vs. other municipal bond funds.

Another way municipal bonds were impacted was through the large scale liquidations of some hedge funds that utilized leveraged municipal strategies that blew up in the fourth quarter 2008 amidst the market volatility. Between the hedge funds, insurance companies, and some large mutual funds liquidations, the market was flooded with municipal bonds in the fourth quarter 2008. This caused municipal yields to rise dramatically while treasury yields dropped as a result of the flight to quality by investors.

Hawaiian Tax-Free Trust had a total return, without sales charges, of 1.09% for its Class A shares, 0.28% for Class C shares, and 1.31% for Class Y shares for the calendar year ending December 31, 2008. For the fiscal year ending March 31, 2009, the total return, without sales charges, was 4.43% for Class A shares, 3.60% for Class C shares, and 4.64% for Class Y shares. Total return reflects the market fluctuation of the share price as well as reinvested dividends. The Barclays Capital Quality Intermediate Municipal Bond Index had a total return of 4.49% for the calendar year 2008, and 5.60% for the Trust's fiscal year.

We believe that due to your Trust's prudent investment management, Hawaiian Tax-Free Trust experienced much better performance than other Hawaii municipal bond funds over the past 2 years and during this highly volatile period in the financial markets. In fact, Hawaiian Tax-Free Trust was the only Hawaii municipal bond fund to post a positive total return for the calendar year 2008.

OUTLOOK AND STRATEGY

There has been substantial monetary and fiscal stimulus enacted by Congress to try to mitigate the effects of the slowing economy. It is our hope that we will start to see some traction and recovery beginning to occur by the end of this year or the beginning of 2010.

In managing Hawaiian Tax-Free Trust, we keep in mind the Trust's goal of maintaining a relatively high level of double tax-free income together with reasonable principal preservation. Accordingly, we continually seek to manage the Trust conservatively both in terms of credit quality and interest rate risk by investing primarily in highly rated municipal bonds with intermediate maturities. In the year going forward, we intend to look for opportunities to optimize the portfolio's positioning along the yield curve.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 2009 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the "Barclays Capital Index") (formerly known as the Lehman Brothers Quality Intermediate Municipal Bond Index) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

          Cost of     Trust Class A Shares  Trust Class A Shares     Barclays
        Living Index    no sales charge      with sales charge    Capital Index
03/99     10,000             10,000                 9,600             10,000
03/00     10,376              9,904                 9,504             10,100
03/01     10,679             10,871                10,432             11,075
03/02     10,836             11,224                10,771             11,494
03/03     11,164             12,114                11,625             12,585
03/04     11,358             12,872                12,352             13,193
03/05     11,715             12,945                12,423             13,299
03/06     12,109             13,285                12,749             13,636
03/07     12,446             13,834                13,275             14,281
03/08     12,941             14,140                13,569             15,061
03/09     12,891             14,775                14,179             15,905

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                           FOR PERIODS ENDED MARCH 31, 2009
                                                       ----------------------------------------
                                                                                        SINCE
CLASS AND INCEPTION DATE                               1 YEAR    5 YEARS   10 YEARS   INCEPTION
---------------------------------------------------    -------   -------   --------   ---------
Class A (commenced operations on 2/20/85)
     With Maximum Sales Charge ....................     0.29%     2.10%      3.55%      6.09%
     Without Sales Charge .........................     4.43%     2.94%      3.98%      6.27%
Class C (commenced operations on 4/01/96)
     With CDSC ....................................     2.57%     2.12%      3.15%      3.66%
     Without CDSC .................................     3.60%     2.12%      3.15%      3.66%
Class Y (commenced operations on 4/01/96)
     No Sales Charge ..............................     4.64%     3.16%      4.19%      4.88%
Barclays Capital Index ............................     5.60%     3.81%      4.75%      5.89%* (Class A)
                                                                                        5.09% (Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. Dividend income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Hawaiian Tax-Free Trust:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaiian Tax-Free Trust as of March 31, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2005 were audited by other auditors, whose report dated May 23, 2005 expressed an unqualified opinion on such financial highlights.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 27, 2009

--------------------------------------------------------------------------------

                             HAWAIIAN TAX-FREE TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT      MUNICIPAL BONDS (92.8%)                                          S&P              VALUE
----------------  -----------------------------------------------------------   -----------   ----------------
                  GENERAL OBLIGATION BONDS (57.1%):
                  -----------------------------------------------------------
                  City and County of Honolulu, Hawaii, National-re
                       FGIC Insured Series C
    $ 3,130,000   5.125%, 07/01/11 ..........................................     Aa2/AA          $ 3,188,500
                  City and County of Honolulu, Hawaii, National-re
                       FGIC Insured
      8,270,000   5.000%, 07/01/21 ..........................................     Aa2/AA            8,826,075
                  City and County of Honolulu, Hawaii, FGIC Insured
      7,720,000   5.000%, 07/01/21 ..........................................     Aa2/AA            8,239,093
                  City and County of Honolulu, Hawaii, National-re
                       FGIC Insured
      1,000,000   5.000%, 07/01/22 ..........................................     Aa2/AA            1,059,820
                  City and County of Honolulu, Hawaii, National-re
                       Insured
      8,500,000   5.000%, 07/01/17 ..........................................     Aa2/AA            9,271,460
                  City and County of Honolulu, Hawaii, Series A,
                       National-re FGIC Insured
      1,715,000   6.000%, 01/01/11 ..........................................     Aa2/AA            1,857,894
          5,000   5.750%, 04/01/11 ..........................................     Aa2/AA                5,414
                  City and County of Honolulu, Hawaii, Series A,
                       FGIC-TCRS Insured
      1,580,000   6.000%, 01/01/12 ..........................................     Aa2/AA            1,770,422
      3,025,000   5.750%, 04/01/13 ..........................................     Aa2/AA            3,459,662
                  City and County of Honolulu, Hawaii, Series A, FSA
                       Insured
      2,500,000   5.000%, 09/01/09 ..........................................    Aa2/AAA            2,544,550
                  City and County of Honolulu, Hawaii, Series A, FSA
                       Insured
      3,000,000   5.000%, 07/01/29 ..........................................    Aa2/AAA            3,087,570
                  City and County of Honolulu, Hawaii , Series A, FSA
                       Insured, Prerefunded 09/01/11 @100, Collateral:
                       U.S. Treasury Obligations & Resolution Funding
                       Corporation
      3,500,000   5.375%, 09/01/18 ..........................................    Aaa/AAA            3,849,720
      2,000,000   5.125%, 09/01/20 ..........................................    Aaa/AAA            2,188,000

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                              S&P             VALUE
----------------  -----------------------------------------------------------   -----------   ----------------
                  City and County of Honolulu, Hawaii, Series A,
                       National-re Insured
    $ 5,000,000   5.000%, 07/01/21 ..........................................     Aa2/AA          $ 5,353,400
      5,000,000   5.000%, 07/01/22 ..........................................     Aa2/AA            5,313,300
                  City and County of Honolulu, Hawaii, Series A,
                       National-re Insured, Prerefunded 03/01/13 @100,
                       Collateral: U.S. Government Securities
      1,885,000   5.250%, 03/01/15 ..........................................     Aaa/AAA           2,140,983
      3,005,000   5.250%, 03/01/17 ..........................................     Aaa/AAA           3,413,079
      1,255,000   5.250%, 03/01/18 ..........................................     Aaa/AAA           1,425,429
                  City and County of Honolulu, Hawaii, 1993 Series A,
                       FGIC - TCRS Insured, Escrowed to Maturity,
                       Collateral: U.S. Government Securities
      4,110,000   6.000%, 01/01/11 ..........................................    #Aaa/AAA           4,467,406
        920,000   6.000%, 01/01/12 ..........................................    #Aaa/AAA           1,036,987
                  City and County of Honolulu, Hawaii 1994 Series A,
                       FGIC Insured, Escrowed to Maturity, Collateral:
                       U.S. Government Securities
      3,995,000   5.750%, 04/01/11 ..........................................     #Aaa/NR           4,372,128
        775,000   5.750%, 04/01/13 ..........................................     Aaa/AAA             895,714
                  City and County of Honolulu, Hawaii Refunded - 1995
                       Series A, Escrowed to Maturity, National-re Insured,
                       Collateral: U.S. Government Securities
      1,355,000   6.000%, 11/01/09 ..........................................    #Aaa/AAA           1,398,184
        860,000   6.000%, 11/01/09 ..........................................     Aaa/AAA             887,408
      1,090,000   6.000%, 11/01/10 ..........................................     Aaa/AAA           1,178,682
        410,000   6.000%, 11/01/10 ..........................................    #Aaa/AAA             443,358
                  City and County of Honolulu, Hawaii, 2003 - Series A,
                       National-re Insured, Unrefunded Portion
      1,115,000   5.250%, 03/01/15 ..........................................     Aa2/AA            1,228,552
      1,775,000   5.250%, 03/01/17 ..........................................     Aa2/AA            1,925,396
        745,000   5.250%, 03/01/18 ..........................................     Aa2/AA              801,844
                  City and County of Honolulu, Hawaii, Series B,
                       FGIC-TCRS Insured, Unrefunded Portion
      7,310,000   5.500%, 10/01/11 ..........................................     Aa2/AA            8,057,374
                  City and County of Honolulu, Hawaii, Series B, FSA
                       Insured, Custodial Receipts, Unrefunded Portion
      3,955,000   8.000%, 10/01/10 ..........................................     Aa2/AAA           4,361,495

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                             S&P              VALUE
----------------  -----------------------------------------------------------   -----------     --------------
                  City and County of Honolulu, Hawaii, Series B, FGIC
                       Insured, Prerefunded 07/01/09 @101, Collateral:
                       U.S. Treasury & Agency Obligations
    $ 2,595,000   5.125%, 07/01/15 ..........................................    Aaa/AAA          $ 2,650,715
                  City and County of Honolulu, Hawaii, Series B, FGIC
                       Insured, Prerefunded to 07/01/09 @101, Collateral:
                       U.S. Government Securities
      4,490,000   5.000%, 07/01/19 ..........................................    Aaa/AAA            4,585,008
      1,395,000   5.000%, 07/01/20 ..........................................    Aaa/AAA            1,424,518
                  City and County of Honolulu, Hawaii, Series C,
                       Prerefunded 7/1/09 @101 National-re FGIC Insured
      7,750,000   5.125%, 07/01/14 ..........................................     Aa2/AA            7,877,565
      2,510,000   5.000%, 07/01/18 ..........................................     Aa2/AA            2,545,793
                  City and County of Honolulu, Hawaii, Series C,
                       National-re FGIC Insured
      1,650,000   5.125%, 07/01/12 ..........................................     Aa2/AA            1,680,838
                  City and County of Honolulu, Hawaii, Series C,
                       National-re Insured
      6,740,000   5.000%, 07/01/18 ..........................................     Aa2/AA            7,314,112
                  City and County of Honolulu, Hawaii, Series D,
                       National-re Insured
      3,750,000   5.000%, 07/01/19 ..........................................     Aa2/AA            4,023,712
      6,080,000   5.000%, 07/01/21 ..........................................     Aa2/AA            6,457,507
                  City and County of Honolulu, Hawaii, Series F,
                       National-re FGIC Insured
      1,000,000   5.250%, 07/01/19 ..........................................     Aa2/AA            1,093,240
      5,335,000   5.250%, 07/01/20 ..........................................     Aa2/AA            5,788,902
                  City and County of Honolulu, Hawaii, Water Utility
                       Refunding and Improvement, Escrowed to Maturity,
                       FGIC Insured, Collateral: U.S. Government Securities
      1,125,000   6.000%, 12/01/12 ..........................................    Aaa/AAA            1,312,549
      1,050,000   6.000%, 12/01/15 ..........................................    Aaa/AAA            1,282,827
                  County of Hawaii
      1,890,000   5.500%, 07/15/22 ..........................................     A1/AA-            2,058,947
      2,245,000   5.500%, 07/15/23 ..........................................     A1/AA-            2,417,191
      1,990,000   5.750%, 07/15/24 ..........................................     A1/AA-            2,158,056
      2,370,000   5.750%, 07/15/25 ..........................................     A1/AA-            2,542,370
      3,585,000   6.000%, 07/15/27 ..........................................     A1/AA-            3,851,115

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                             S&P              VALUE
----------------  -----------------------------------------------------------   -----------   ----------------
                  County of Hawaii, National-re Insured
    $ 2,010,000   5.250%, 07/15/21 ..........................................     A1/AA-          $ 2,131,404
                  County of Hawaii, FGIC Insured, Prerefunded
                       07/15/11 @100
      1,065,000   5.500%, 07/15/14 ..........................................     A1/A+             1,171,372
      1,340,000   5.500%, 07/15/15 ..........................................     A1/A+             1,473,839
                  County of Hawaii, Series A, CIFG Insured
      1,850,000   5.000%, 07/15/20 ..........................................     A1/AA-            1,958,595
                  County of Hawaii, Series A, National-re FGIC Insured
      2,500,000   5.550%, 05/01/09 ..........................................     A1/AA-            2,508,525
      4,905,000   5.600%, 05/01/11 ..........................................     A1/AA-            5,310,643
      1,000,000   5.600%, 05/01/12 ..........................................     A1/AA-            1,111,990
      1,000,000   5.600%, 05/01/13 ..........................................     A1/AA-            1,128,980
                  County of Hawaii Series A, FGIC Insured, Prerefunded
                       to 07/15/11 @ 100 Collateral: State and Local
                       Government Securities
      1,465,000   5.500%, 07/15/16 ..........................................    Aaa/AAA            1,611,324
      1,025,000   5.125%, 07/15/20 ..........................................     A1/A+             1,118,736
                  County of Hawaii, Series A, FSA Insured, Prerefunded
                       to 05/15/09 @101, Collateral State & Local
                       Government Series 100%
      1,000,000   5.400%, 05/15/15 ..........................................    Aaa/AAA            1,015,850
      1,470,000   5.625%, 05/15/18 ..........................................    Aaa/AAA            1,493,682
                  County of Hawaii, Series A, FSA Insured
      1,000,000   5.000%, 07/15/16 ..........................................    Aa3/AAA            1,086,920
      2,000,000   5.000%, 07/15/17 ..........................................    Aa3/AAA            2,158,740
      1,000,000   5.000%, 07/15/18 ..........................................    Aa3/AAA            1,057,910
                  County of Kauai, Hawaii, National-re Insured,
                       Prerefunded 08/01/11 @100, Collateral: State &
                       Local Government Series 100%
        140,000   5.625%, 08/01/13 ..........................................    Aaa/AAA              154,997
        560,000   5.625%, 08/01/14 ..........................................    Aaa/AAA              619,987
        355,000   5.625%, 08/01/17 ..........................................    Aaa/AAA              393,028
        345,000   5.625%, 08/01/18 ..........................................    Aaa/AAA              381,956
        805,000   5.500%, 08/01/20 ..........................................    Aaa/AAA              888,921

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                             S&P              VALUE
----------------  -----------------------------------------------------------   -----------   ----------------
                  County of Kauai, Hawaii, National-re Insured,
                       Unrefunded Portion
    $   985,000   5.625%, 08/01/13 ..........................................     A1/AA-          $ 1,072,606
      1,060,000   5.625%, 08/01/14 ..........................................     A1/AA-            1,143,666
        680,000   5.625%, 08/01/17 ..........................................     A1/AA-              722,813
        655,000   5.625%, 08/01/18 ..........................................     A1/AA-              693,049
      1,555,000   5.500%, 08/01/20 ..........................................     A1/AA-            1,625,628
                  County of Kauai, Hawaii, Series A, National-re FGIC
                       Insured
      1,000,000   5.000%, 08/01/23 ..........................................     A1/AA-            1,027,760
      1,555,000   5.000%, 08/01/24 ..........................................     A1/AA-            1,587,002
      1,500,000   5.000%, 08/01/25 ..........................................     A1/AA-            1,517,745
                  County of Kauai, Hawaii, Series A, FGIC Insured,
                       Prerefunded 08/01/10 @100, Collateral: State &
                       Local Government Series 100%
      1,010,000   6.250%, 08/01/14 ..........................................    Aaa/AAA            1,086,043
      1,000,000   6.250%, 08/01/15 ..........................................    Aaa/AAA            1,075,290
      1,000,000   6.250%, 08/01/16 ..........................................    Aaa/AAA            1,075,290
      1,275,000   6.250%, 08/01/17 ..........................................    Aaa/AAA            1,370,995
      1,480,000   6.250%, 08/01/20 ..........................................     A3/A+             1,591,429
                  County of Kauai, Hawaii, 2005-Series A, National-re
                       FGIC Insured
      1,560,000   5.000%, 08/01/16 ..........................................     A1/AA-            1,719,635
      2,010,000   5.000%, 08/01/17 ..........................................     A1/AA-            2,178,518
      2,060,000   5.000%, 08/01/18 ..........................................     A1/AA-            2,207,352
      1,075,000   5.000%, 08/01/19 ..........................................     A1/AA-            1,138,834
                  County of Kauai, Hawaii Refunding Bonds, Series B &
                       C, AMBAC Insured
      1,300,000   5.950%, 08/01/10 ..........................................     A1/A+             1,369,381
                  County of Maui, Hawaii, National-re FGIC Insured
      1,125,000   5.250%, 03/01/18 ..........................................     Aa2/AA            1,174,421
                  County of Maui, Hawaii, National-re Insured
      1,250,000   3.800%, 03/01/16 ..........................................     Aa2/AA            1,314,163
      1,105,000   5.000%, 03/01/19 ..........................................     Aa2/AA            1,187,897
                  County of Maui, Hawaii, 2001 - Series A, National-re
                       Insured, Partially Prerefunded 03/01/11 @100,
                       Collateral: U.S. Government Securities
        465,000    5.500%, 03/01/18 .........................................    Aaa/AAA              505,343

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                              S&P             VALUE
----------------  -----------------------------------------------------------   -----------   ----------------
                  County of Maui, Hawaii, Series A, National-re
                       Insured, Unrefunded Balance
    $   535,000   5.500%, 03/01/18 ..........................................    Aa2/AA           $   560,461
                  County of Maui, Hawaii, 2002 - Series A, National-re
                       Insured, Prerefunded to 03/01/12 @100, Collateral:
                       U.S. Government Securities
      1,105,000   5.250%, 03/01/15 ..........................................    Aaa/AAA            1,231,965
      1,205,000   5.250%, 03/01/16 ..........................................    Aaa/AAA            1,343,455
      1,000,000   5.250%, 03/01/18 ..........................................    Aaa/AAA            1,114,900
      1,750,000   5.250%, 03/01/19 ..........................................    Aaa/AAA            1,951,075
      1,000,000   5.000%, 03/01/20 ..........................................    Aaa/AAA            1,107,780
                  County of Maui, Hawaii, Series B, National-re FGIC
                       Insured
      1,065,000   5.250%, 03/01/11 ..........................................    Aa2/AA             1,149,827
                  County of Maui, Hawaii, Series C, National-re FGIC
                       Insured
      1,020,000   5.250%, 03/01/16 ..........................................    Aa2/AA             1,073,958
      1,250,000   5.250%, 03/01/20 ..........................................    Aa2/AA             1,284,225
                  Puerto Rico Commonwealth Refunding Public
                       Improvement Series A
      5,000,000   5.000%, 07/01/10 ..........................................   Baa3/BBB-           4,996,650
                  Puerto Rico Commonwealth Public Improvement,
                       National-re Insured, Econ. Defeased to call,
                       7/1/2010 @100, Collateral: Agencies
      1,800,000   5.250%, 07/01/13 ..........................................    Aaa/AAA            1,894,338
                  State of Hawaii, AMBAC Insured
      5,000,000   5.000%, 07/01/16 ..........................................    Aa2/AA             5,641,250
                  State of Hawaii, National-re FGIC Insured
      2,330,000   6.000%, 12/01/12 ..........................................    Aa2/AA             2,689,496
                  State of Hawaii, National-re Insured
      5,000,000   5.000%, 10/01/22 ..........................................    Aa2/AA             5,292,450
                  State of Hawaii, Series BZ, National-re FGIC Insured
      3,700,000   6.000%, 10/01/11 ..........................................    Aa2/AA             4,123,539
      3,500,000   6.000%, 10/01/12 ..........................................    Aa2/AA             4,023,915
                  State of Hawaii, Series CA, National-re FGIC Insured
      2,000,000   5.750%, 01/01/11 ..........................................    Aa2/AA             2,158,040
                  State of Hawaii, Series CH
      1,000,000   4.750%, 11/01/11 ..........................................    Aa2/AA             1,081,070

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                             S&P              VALUE
----------------  -----------------------------------------------------------   -----------   ----------------
                  State of Hawaii, Series CL, National-re FGIC Insured
    $ 2,305,000   6.000%, 03/01/11 ..........................................     Aa2/AA          $ 2,514,317
                  State of Hawaii, Series CM, National-re FGIC Insured
      3,000,000   6.500%, 12/01/15 ..........................................     Aa2/AA            3,690,600
                  State of Hawaii, Series CS, National-re Insured
      5,500,000   5.000%, 04/01/09 ..........................................     Aa2/AA            5,500,609
                  State of Hawaii, Series CU, Prerefunded 10/01/10
                       @100, National-re Insured, Collateral: State &
                       Local Government Series 100%
      3,000,000   5.600%, 10/01/19 ..........................................    Aaa/AAA            3,213,480
                  State of Hawaii, Series CV, National-re FGIC Insured
     11,000,000   5.000%, 08/01/20 ..........................................     Aa2/AA           11,350,350
      5,000,000   5.250%, 08/01/21 ..........................................     Aa2/AA            5,180,100
      1,015,000   5.000%, 08/01/21 ..........................................     Aa2/AA            1,045,947
                  State of Hawaii, Series CX, FSA Insured
      8,725,000   5.500%, 02/01/13 ..........................................    Aa2/AAA            9,580,486
      3,075,000   5.500%, 02/01/16 ..........................................    Aa2/AAA            3,321,738
      2,500,000   5.500%, 02/01/21 ..........................................    Aa2/AAA            2,636,825
                  State of Hawaii, Series CZ, FSA Insured Prerefunded
                       to 07/01/12 @100, Collateral: U.S. Government
                       Securities
      3,000,000   5.250%, 07/01/17 ..........................................    Aaa/AAA            3,378,270
                  State of Hawaii, Series DE, National-re Insured
     16,000,000   5.000%, 10/01/21 ..........................................     Aa2/AA           17,091,200
      2,500,000   5.000%, 10/01/24 ..........................................     Aa2/AA            2,603,450
                  State of Hawaii, Series DF, AMBAC Insured
      3,500,000   5.000%, 07/01/18 ..........................................     Aa2/AA            3,843,455
     10,000,000   5.000%, 07/01/22 ..........................................     Aa2/AA           10,712,600
      5,000,000   5.000%, 07/01/23 ..........................................     Aa2/AA            5,304,750
     10,000,000   5.000%, 07/01/24 ..........................................     Aa2/AA           10,518,900
      5,000,000   5.000%, 07/01/25 ..........................................     Aa2/AA            5,225,750
                  State of Hawaii, Series DG, AMBAC Insured,
                       Refunding
      2,000,000   5.000%, 07/01/17 ..........................................     Aa2/AA            2,237,020
                  State of Hawaii, Series DI, FSA Insured
      5,000,000   5.000%, 03/01/20 ..........................................    Aa2/AAA            5,440,700
      2,750,000   5.000%, 03/01/21 ..........................................    Aa2/AAA            2,966,177
      5,000,000   5.000%, 03/01/22 ..........................................    Aa2/AAA            5,342,700

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                             S&P              VALUE
----------------  -----------------------------------------------------------   -----------   ----------------
                  State of Hawaii, Series DJ, AMBAC Insured
    $ 5,000,000   5.000%, 04/01/23 ..........................................     Aa2/AA         $  5,342,750
                  State of Hawaii, Series DJ, FSA-CR AMBAC Insured
      5,000,000   5.000%, 04/01/23 ..........................................    AA2/AAA            5,346,300
                  State of Hawaii, Series DD National-re Insured
      5,000,000   5.250%, 05/01/23 ..........................................     Aa2/AA            5,275,050
                  State of Hawaii, Series DK
      5,000,000   5.000%, 05/01/12 ..........................................     Aa2/AA            5,518,050
      7,000,000   5.000%, 05/01/19 ..........................................     Aa2/AA            7,730,100
                                                                                              ----------------
                  Total General Obligation Bonds ............................                     410,906,191
                                                                                              ----------------
                  REVENUE BONDS (35.7%):
                  -----------------------------------------------------------
                  Board of Regents, University of Hawaii, University
                       System , Series A, FGIC Insured, Prerefunded to
                       07/15/12 @100, Collateral: State & Local
                       Government Series 100%
      2,000,000   5.500%, 07/15/19 ..........................................    Aaa/AAA            2,271,180
      2,000,000   5.500%, 07/15/21 ..........................................    Aaa/AAA            2,271,180
      2,000,000   5.500%, 07/15/22 ..........................................    Aaa/AAA            2,271,180
      3,000,000   5.500%, 07/15/29 ..........................................    Aaa/AAA            3,406,770
                  Board of Regents, University of .Hawaii, University
                       System, Series B, FSA Insured
      1,110,000   5.250%, 10/01/12 ..........................................    Aa3/AAA            1,206,692
      1,000,000   5.250%, 10/01/13 ..........................................    Aa3/AAA            1,072,880
      1,140,000   5.250%, 10/01/14 ..........................................    Aa3/AAA            1,216,494
      1,395,000   5.250%, 10/01/15 ..........................................    Aa3/AAA            1,474,724
                  City and County of Honolulu, Hawaii Board of Water
                       Supply & System, FSA Insured, Prerefunded
                       07/01/11 @100, Collateral: U.S. Government
                       Securities
      1,490,000   5.125%, 07/01/21 ..........................................    Aaa/AAA            1,629,196
      5,450,000   5.250%, 07/01/23 ..........................................    Aaa/AAA            5,974,236
                  City and County of Honolulu, Hawaii Wastewater
                       Systems, National-re FGIC Insured
      1,395,000   5.000%, 07/01/12 ..........................................    Aa3/AA-            1,420,305

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT      REVENUE BONDS (CONTINUED)                                        S&P              VALUE
----------------  -----------------------------------------------------------   -----------   ----------------
                  City and County of Honolulu, Hawaii Wastewater
                       Systems, National-re Insured
    $ 5,000,000   5.000%, 07/01/32 ..........................................     A1/NR           $ 5,008,650
                  City and County of Honolulu, Hawaii Wastewater
                       Systems, Series A, National-re FGIC Insured
      1,825,000   5.000%, 07/01/22 ..........................................    Aa3/AA-            1,914,571
                  City and County of Honolulu, Hawaii Wastewater
                       Systems, Junior Series, National-re FGIC Insured
      2,000,000   5.250%, 07/01/18 ..........................................     A1/AA-            2,030,580
      5,055,000   5.000%, 07/01/23 ..........................................     A1/AA-            5,089,172
                  City and County of Honolulu, Hawaii Wastewater
                       Systems, Senior Series, AMBAC Insured
      1,810,000   5.500%, 07/01/11 ..........................................     Aa3/NR            1,981,389
                  City & County of Honolulu, Hawaii Wastewater
                       Systems, Senior Series A, National-re FGIC Insured
      3,370,000   5.000%, 07/01/18 ..........................................    Aa3/AA-            3,649,205
      2,000,000   5.000%, 07/01/24 ..........................................    Aa3/AA-            2,061,460
                  City & County of Honolulu, Hawaii Wastewater
                       Systems, First Bond Resolution, Series SR,
                       Prerefunded to 07/01/11 @100, Collateral: State
                       & Local Government Series 100%
      1,065,000   5.500%, 07/01/16 ..........................................     Aaa/NR            1,172,086
      3,000,000   5.500%, 07/01/17 ..........................................     Aaa/NR            3,301,650
      2,310,000   5.500%, 07/01/18 ..........................................     Aaa/NR            2,542,271
      2,000,000   5.250%, 07/01/19 ..........................................     Aaa/NR            2,190,040
                  City and County of Honolulu, Hawaii Wastewater
                       System First Bond Resolution, Senior Series A,
                       National-re Insured
      1,000,000   5.000%, 07/01/36 ..........................................    Aa3/AA-              968,130
                  City and County of Honolulu, Hawaii Wastewater
                       System Second Bond, Junior B-1 Remarket
                       09/15/06, National-re Insured
      1,340,000   5.000%, 07/01/18 ..........................................     A1/NR             1,481,102
      1,935,000   5.000%, 07/01/19 ..........................................     A1/NR             2,112,749
      2,035,000   5.000%, 07/01/20 ..........................................     A1/NR             2,203,010
      5,015,000   5.000%, 07/01/32 ..........................................     A1/NR             5,023,676

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT      REVENUE BONDS (CONTINUED)                                        S&P              VALUE
----------------  -----------------------------------------------------------   -----------   ----------------
                  City and County of Honolulu, Hawaii Water,
                       National-re FGIC Insured
    $ 2,545,000   4.750%, 07/01/19 ..........................................     Aa3/AA          $ 2,667,491
                  City and County of Honolulu, Hawaii Board of Water
                       Supply Water Systems, FSA Insured, Unrefunded
                       Balance
      1,510,000   5.125%, 07/01/21 ..........................................    Aa3/AAA            1,556,840
                  Department of Hawaiian Home Lands State of
                       Hawaii), Prerefunded to 07/01/09 @101,
                       Collateral: U.S. Government Securities
      1,525,000   4.350%, 07/01/10 ..........................................     A3/NR             1,554,859
      1,245,000   4.450%, 07/01/11 ..........................................     A3/NR             1,269,676
                  Hawaii State
      1,145,000   5.350%, 07/01/18 ..........................................   Baa1/BBB+           1,039,614
                  Hawaii State
      1,000,000   5.250%, 01/01/17 ..........................................    Aa3/AA+            1,164,170
      1,000,000   5.250%, 01/01/18 ..........................................    Aa3/AA+            1,165,190
      5,220,000   6.000%, 01/01/23 ..........................................    Aa3/AA+            6,110,480
                  Hawaii State Department of Budget and Finance,
                       AMBAC Insured, Weekly Reset VRDO*
     11,700,000   4.500%, 07/01/28 ..........................................     A1/A+            11,700,000
                  Hawaii State Department of Budget and Finance
                       Special Purpose Revenue Linked Certificates
                       (Kapiolani Health Care)
      5,000,000   6.400%, 07/01/13 ..........................................   Baa1/BBB+           5,519,400
                  Hawaii State Department of Budget and Finance
                       Special Purpose Revenue (Mid Pacific Institute),
                       Radian Insured
      2,000,000   4.625%, 01/01/31 ..........................................    NR/BBB+            1,402,600
      1,210,000   4.625%, 01/01/36 ..........................................    NR/BBB+              814,887
                  Hawaii State Department of Budget and Finance
                       Special Purpose Revenue (Hawaiian Electric
                       Company, Inc.), Series A, AMBAC Insured
      4,965,000   5.500%, 12/01/14 ..........................................     Baa1/A            5,120,404
                  Hawaii State Department of Budget and Finance
                       Special Purpose Revenue (Hawaiian Electric
                       Company, Inc.), Series A, National-re Insured
      4,125,000   4.950%, 04/01/12 ..........................................    Baa1/AA-           4,135,230

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT     REVENUE BONDS (CONTINUED)                                          S&P             VALUE
---------------- ------------------------------------------------------------   -----------   ----------------
                 Hawaii State Department of Budget and Finance
                      Special Purpose Revenue Refunding (Hawaiian
                      Electric Company, Inc.) Series A-AMT, FGIC
                      Insured
    $ 5,000,000  4.800%, 01/01/25 ...........................................     NR/BBB          $ 4,105,450
                 Hawaii State Department of Budget and Finance of
                      the State of Hawaii Special Purpose Revenue
                      (Hawaiian Electric Company, Inc. and Subsidiaries
                      Projects), Series A-AMT, National-re Insured
      5,700,000  5.650%, 10/01/27 ...........................................    Baa1/AA-           4,828,299
                 Hawaii State Department of Budget & Finance,
                      Special Purpose Revenue (Hawaiian Electric Co.)
                      Series B-AMT, AMBAC Insured
      1,000,000  5.750%, 12/01/18 ...........................................     Baa1/A            1,002,260
                 Hawaii State Department of Budget and Finance
                      Special Purpose Revenue (Hawaiian Electric
                      Company, Inc., and Subsidiaries Projects), Series
                      B-AMT, Syncora Guarantee Inc. Insured
      1,000,000  5.000%, 12/01/22 ...........................................    Baa1/BBB             899,570
                 Hawaii State Department of Budget and Finance
                      Special Purpose Reven (Hawaiian Electric
                      Company, Inc.), Series D-AMT, AMBAC Insured
      2,500,000  6.150%, 01/01/20 ...........................................     Baa1/A            2,505,100
                 Hawaii State Department of Hawaiian Home Lands
        605,000  4.000%, 04/01/11 ...........................................      A2/NR              621,002
        575,000  4.000%, 04/01/12 ...........................................      A2/NR              592,181
        730,000  4.500%, 04/01/14 ...........................................      A2/NR              753,046
        500,000  5.000%, 04/01/15 ...........................................      A2/NR              525,600
        715,000  5.000%, 04/01/17 ...........................................      A2/NR              739,753
      1,000,000  5.500%, 04/01/20 ...........................................      A2/NR            1,031,800
                 Housing Finance and Development Corporation
                      (State of Hawaii) Single Family Mortgage, Series
                      A-AMT, FNMA Insured
      2,800,000  5.300%, 07/01/22 ...........................................     Aaa/AAA           2,800,588
     10,000,000  5.400%, 07/01/29 ...........................................     Aaa/AAA           9,861,100
      2,770,000  5.750%, 07/01/30 ...........................................     Aaa/AAA           2,767,673
        910,000  5.400%, 07/01/30 ...........................................     Aaa/AAA             886,367

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT     REVENUE BONDS (CONTINUED)                                          S&P             VALUE
---------------- ------------------------------------------------------------   -----------   ----------------
                 Housing Finance and Development Corporation
                      (State of Hawaii) Single Family Mortgage, Series B,
                      FNMA Insured
    $ 9,350,000  5.450%, 07/01/17 ...........................................     Aaa/AAA         $ 9,359,630
      6,800,000  5.300%, 07/01/28 ...........................................     Aaa/AAA           6,801,836
                 Housing Finance and Development Corporation
                      (State of Hawaii) University of Hawaii Faculty
                      Housing Project, AMBAC Insured
      1,790,000  5.650%, 10/01/16 ...........................................     Aa3/A+            1,790,483
      4,000,000  5.700%, 10/01/25 ...........................................     Aa3/A+            3,827,040
                 Puerto Rico Commonwealth Highway & Transportation
                      Authority Revenue, Series G, FGIC Insured
      1,000,000  5.250%, 07/01/15 ...........................................    Baa3/BBB             967,530
                 Puerto Rico Commonwealth Public Finance
                      Corporation Revenue Bonds, Series A,
                      Prerefunded 08/01/11 @100, National-re Insured,
                      Collateral: 38% U.S. Treasury; 62% U.S.
                      Government Securities
      5,000,000  5.500%, 08/01/17 ...........................................     Aaa/AAA           5,472,600
                 Puerto Rico Electric Power Authority Power Revenue
                      Bonds Series QQ, Syncora Guarantee Inc. Insured
      3,195,000  5.500%, 07/01/16 ...........................................     A3/BBB+           3,183,402
                 Puerto Rico Electric Power Authority Power Revenue
                      Series TT
      7,000,000  5.000%, 07/01/26 ...........................................     A3/BBB+           5,764,010
                 Puerto Rico Electric Power Authority Power Revenue,
                      Refunding Series UU
      1,000,000  4.250%, 07/01/13 ...........................................     A3/BBB+             962,380
                 State of Hawaii Airport System, AMT, National-re
                      FGIC Insured
      7,425,000  5.750%, 07/01/13 ...........................................     A2/AA-            7,560,135
      4,000,000  5.750%, 07/01/17 ...........................................     A2/AA-            3,997,000
     11,000,000  5.625%, 07/01/18 ...........................................     A2/AA-           10,893,630
      6,000,000  5.250%, 07/01/21 ...........................................     A2/AA-            5,753,580
                 State of Hawaii Airport System, AMT, Second Series,
                      Escrowed to Maturity, National-re Insured,
                      Collateral: U.S. Government Securities
      5,340,000  6.900%, 07/01/12 ...........................................     Aaa/AAA           5,704,722

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
      AMOUNT      REVENUE BONDS (CONTINUED)                                        S&P              VALUE
----------------  -----------------------------------------------------------   -----------   ----------------
                  State of Hawaii Airport System, Series B-AMT,
                       National-re FGIC Insured
    $ 3,000,000   8.000%, 07/01/10 ..........................................     A2/AA-          $ 3,175,200
                  State of Hawaii Harbor Capital Improvement Revenue,
                       Series B-AMT, AMBAC Insured
      3,000,000   5.500%, 07/01/19 ..........................................    Baa1/A+            3,146,640
                  State of Hawaii Harbor System Revenue, Series
                       A-AMT, FSA Insured
      2,000,000   5.250%, 07/01/15 ..........................................    Aa3/AAA            2,114,160
      2,000,000   5.750%, 07/01/17 ..........................................    Aa3/AAA            2,056,780
      2,215,000   5.250%, 07/01/17 ..........................................    Aa3/AAA            2,303,445
      1,500,000   5.900%, 07/01/21 ..........................................    Aa3/AAA            1,531,380
                  State of Hawaii Harbor System Revenue, Series A-AMT
      2,415,000   4.750%, 01/01/11 ..........................................     A1/A+             2,496,216
                  State of Hawaii Highway Revenue Prerefunded
                       07/01/11 @100, FSA Insured, Collateral: State &
                       Local Government Series 100%
      1,530,000   5.375%, 07/01/14 ..........................................    Aaa/AAA            1,679,603
      2,720,000   5.500%, 07/01/19 ..........................................    Aaa/AAA            2,888,477
      1,110,000   5.500%, 07/01/20 ..........................................    Aaa/AAA            1,178,753
      2,000,000   5.375%, 07/01/20 ..........................................    Aaa/AAA            2,195,560
                  State of Hawaii Highway Revenue, Series A, FSA
                       Insured
      1,000,000   5.000%, 07/01/20 ..........................................    Aa3/AAA            1,054,150
      2,000,000   5.000%, 07/01/22 ..........................................    Aa3/AAA            2,085,840
                  State of Hawaii Highway Revenue, Series B, FSA
                       Insured
      2,000,000   5.000%, 07/01/16 ..........................................    Aa3/AAA            2,196,260
                  University of Hawaii Revenue, AGC-ICC National-re
                       Insured
      2,000,000   5.000%, 10/01/23 ..........................................    Aa2/AAA            2,104,580
                  University of Hawaii University System Revenue,
                       FGIC Insured, Prerefunded 07/12/12 @ 100
                       Collateral: State and Local Government Securities
      1,650,000   5.125%, 07/15/32 ..........................................     Aa3/A+            1,853,891

                                                                                  RATING
    PRINCIPAL                                                                    MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                        S&P              VALUE
----------------  -----------------------------------------------------------   -----------   ----------------
                  University of Hawaii National-re Insured
    $ 5,000,000   5.000%, 07/15/21 ..........................................    Aa3/AA-          $ 5,274,150
                                                                                              ----------------
                  Total Revenue Bonds .......................................                     257,458,271
                                                                                              ----------------
    SHARES        INVESTMENT COMPANY (5.3%):
----------------  -----------------------------------------------------------
     38,001,204   Goldman Sachs Financial Square Tax-Free
                       Money Market Fund, Institutional Share Class .........                      38,001,204
                                                                                              ----------------
                  Total Investments (cost $686,951,251-note 4) ..............      98.1%          706,365,666
                  Other assets less liabilities .............................       1.9            13,779,340
                                                                                -----------   ----------------
                  NET ASSETS ................................................     100.0%         $720,145,006
                                                                                ===========   ================

                                                                                Percent of
                  Portfolio Distribution by Quality Rating (unaudited)          Portfolio +
                  -----------------------------------------------------------   -----------
                  Aaa or #Aaa of Moody's                                            9.6%
                  Pre-refunded bonds ++                                            17.3
                  Aa of Moody's                                                    49.3
                  A of Moody's                                                     18.1
                  Baa of Moody's or BBB of S&P                                      5.7
                                                                                -----------
                                                                                  100.0%
                                                                                ===========

                  +     Calculated using the Moody's rating except where noted.

                  ++    Pre-refunded bonds are bonds for which U.S.  Government  Obligations have been  placed in  escrow to retire  the bonds at their  earliest call date.

                  *     Variable  rate demand  obligations  (VRDOs) are payable  upon demand within the same day for  securities  with daily  liquidity  or seven days for securities with weekly liquidity.

Note: National Public Finance Guarantee Corporation (National-re) is the new name for MBIA Inc.'s U. S. public finance platform.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

AMBAC                   American Municipal Bond Assurance Corporation
AGC                     Assured Guaranty Insurance
AMT                     Alternative Minimum Tax
CIFG                    CDC IXIS Financial Guaranty
FGIC                    Financial Guaranty Insurance Co.
FNMA                    Federal National Mortgage Association
FSA                     Financial Securities Assurance
National-re             National Public Finance Guarantee Corporation
National-re FGIC        Reinsured FGIC bonds
MBIA                    Municipal Bond Investors Assurance
NR                      Not Rated
TCRS                    Transferable Custodial Receipts
VRDO                    Variable Rate Demand Obligation

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2009

ASSETS
     Investments at value (cost $686,951,251) ..........................................    $ 706,365,666
     Cash ..............................................................................        2,240,489
     Interest receivable ...............................................................        9,186,147
     Receivable for Trust shares sold ..................................................        8,476,864
     Other assets ......................................................................           17,137
                                                                                            -------------
     Total assets ......................................................................      726,286,303
                                                                                            -------------
LIABILITIES
     Payable for investment securities purchased .......................................        4,246,585
     Payable for Trust shares redeemed .................................................          893,304
     Dividends payable .................................................................          475,847
     Adviser and Administrator fees payable ............................................          240,572
     Distribution and service fees payable .............................................          138,282
     Accrued expenses ..................................................................          146,707
                                                                                            -------------
     Total liabilities .................................................................        6,141,297
                                                                                            -------------
NET ASSETS .............................................................................    $ 720,145,006
                                                                                            =============
     Net Assets consist of:
     Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share    $     642,294
     Additional paid-in capital ........................................................      707,135,735
     Net unrealized appreciation on investments (note 4) ...............................       19,414,415
     Accumulated net realized loss on investments ......................................       (7,047,438)
                                                                                            -------------
                                                                                            $ 720,145,006
                                                                                            =============
CLASS A
     Net Assets ........................................................................    $ 656,299,123
                                                                                            =============
     Capital shares outstanding ........................................................       58,536,918
                                                                                            =============
     Net asset value and redemption price per share ....................................    $       11.21
                                                                                            =============
     Maximum offering price per share (100/96 of $11.21 adjusted to nearest cent) ......    $       11.68
                                                                                            =============
CLASS C
     Net Assets ........................................................................    $  34,200,634
                                                                                            =============
     Capital shares outstanding ........................................................        3,052,512
                                                                                            =============
     Net asset value and offering price per share ......................................    $       11.20
                                                                                            =============
     Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if
           redeemed during the first 12 months after purchase) .........................    $       11.20*
                                                                                            =============
CLASS Y
     Net Assets ........................................................................    $  29,645,249
                                                                                            =============
     Capital shares outstanding ........................................................        2,639,980
                                                                                            =============
     Net asset value, offering and redemption price per share ..........................    $       11.23
                                                                                            =============

                 See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF OPERATIONS
                           YEAR ENDED MARCH 31, 2009

INVESTMENT INCOME:
         Interest income ......................................                     $ 31,510,947
Expenses:
         Investment Adviser fees (note 3) .....................    $    971,087
         Administrator fees (note 3) ..........................       1,803,457
         Distribution and service fees (note 3) ...............       1,580,492
         Transfer and shareholder servicing agent fees ........         449,047
         Trustees' fees and expenses (note 8) .................         133,918
         Shareholders' reports and proxy statements ...........         125,523
         Legal fees (note 3) ..................................         105,349
         Custodian fees (note 6) ..............................          61,821
         Insurance ............................................          44,734
         Registration fees and dues ...........................          34,753
         Auditing and tax fees ................................          20,500
         Chief compliance officer (note 3) ....................           4,016
         Miscellaneous ........................................          39,415
                                                                   ------------
                                                                      5,374,112
         Expenses paid indirectly (note 6) ....................         (34,669)
                                                                   ------------
         Net expenses .........................................                        5,339,443
                                                                                    ------------
         Net investment income ................................                       26,171,504

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
         Net realized gain (loss) from securities transactions       (2,652,004)
         Change in unrealized appreciation on investments .....       6,350,206
                                                                   ------------
         Net realized and unrealized gain (loss) on investments                        3,698,202
                                                                                    ------------
         Net change in net assets resulting from operations ...                     $ 29,869,706
                                                                                    ============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                Year Ended         Year Ended
                                                              March 31, 2009     March 31, 2008
                                                              --------------     --------------
OPERATIONS:
     Net investment income ...............................    $   26,171,504     $   27,962,010
     Net realized gain (loss) from securities transactions        (2,652,004)        (2,121,827)
     Change in unrealized appreciation on investments ....         6,350,206         (9,440,361)
                                                              --------------     --------------
     Net change in net assets resulting from operations ..        29,869,706         16,399,822
                                                              --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
     Class A Shares:
     Net investment income ...............................       (24,028,313)       (25,819,784)

     Class C Shares:
     Net investment income ...............................          (944,768)        (1,046,088)

     Class Y Shares:
     Net investment income ...............................        (1,198,423)        (1,096,179)
                                                              --------------     --------------
     Change in net assets from distributions .............       (26,171,504)       (27,962,051)
                                                              --------------     --------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
     Proceeds from shares sold ...........................        83,043,846         64,036,491
     Reinvested dividends and distributions ..............        14,291,379         15,209,682
     Cost of shares redeemed .............................       (74,338,238)       (77,925,829)
                                                              --------------     --------------
     Change in net assets from capital share transactions         22,996,987          1,320,344
                                                              --------------     --------------

           Change in net assets ..........................        26,695,189        (10,241,885)

NET ASSETS:
     Beginning of period .................................       693,449,817        703,691,702
                                                              --------------     --------------
     End of period* ......................................    $  720,145,006     $  693,449,817
                                                              ==============     ==============

* Includes undistributed net investment income of:            $           --     $           --
                                                              ==============     ==============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2009

1.    ORGANIZATION

      Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective April 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of March 31, 2009:

      Valuation Inputs                                 Investments in Securities
      ----------------                                 -------------------------
      Level 1 - Quoted Prices .....................    $                      --
      Level 2 - Other Significant Observable Inputs                  706,365,666
      Level 3 - Significant Unobservable Inputs ...                           --
                                                       -------------------------
      Total .......................................    $             706,365,666
                                                       =========================

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

d) Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      The Trust has adapted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has reviewed the tax positions for each of the open tax years (2006-2009) and has determined that implementation of FIN 48 did not have a material impact on the Trust's financial statements.

e) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2009.

h) ACCOUNTING PRONOUNCEMENT: In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Trust's financial statement disclosures.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

      Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services to the Trust, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

      The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 2009.

      Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the year ended March 31, 2009, service fees on Class A Shares amounted to $1,264,155 of which the Distributor retained $67,973.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the year ended March 31, 2009, amounted to $237,253. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the year ended March 31, 2009, amounted to $79,084. The total of these payments made with respect to Class C Shares amounted to $316,337 of which the Distributor retained $65,889.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Trust's shares are sold primarily through the facilities of intermediaries having offices within Hawaii, with the bulk of sales commissions inuring to such intermediaries. For the year ended March 31, 2009, total commissions on sales of Class A Shares amounted to $953,601, of which the Distributor received $95,959.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the year ended March 31, 2009, the Trust incurred $103,908 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a shareholder in that firm.

4.    PURCHASES AND SALES OF SECURITIES

      During the year ended March 31, 2009, purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $123,665,457   and  $66,922,731,
respectively.

      At March 31, 2009, the aggregate tax cost for all securites was $686,951,251. At March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $25,621,864 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $6,207,449 for a net unrealized appreciation of $19,414,415.

5.    PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6.    EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7.    CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                            Year Ended                        Year Ended
                                          March 31, 2009                    March 31, 2008
                                  -----------------------------     -----------------------------
                                     Shares           Amount           Shares           Amount
                                  ------------     ------------     ------------     ------------
CLASS A SHARES:
     Proceeds from shares sold       5,712,522     $ 63,202,155        4,318,450     $ 48,490,243
     Reinvested distributions        1,227,268       13,568,739        1,286,401       14,423,477
     Cost of shares redeemed .      (5,407,984)     (59,401,745)      (5,538,391)     (62,146,434)
                                  ------------     ------------     ------------     ------------
     Net change ..............       1,531,806       17,369,149           66,460          767,286
                                  ------------     ------------     ------------     ------------

CLASS C SHARES:
     Proceeds from shares sold       1,069,537       11,877,503          597,453        6,699,220
     Reinvested distributions           46,720          516,072           50,009          560,330
     Cost of shares redeemed .        (775,037)      (8,542,960)      (1,081,173)     (12,122,217)
                                  ------------     ------------     ------------     ------------
           Net change ........         341,220        3,850,615         (433,711)      (4,862,667)
                                  ------------     ------------     ------------     ------------

CLASS Y SHARES:
     Proceeds from shares sold         713,237        7,941,203          785,291        8,847,028
     Reinvested distributions           20,755          229,553           20,124          225,875
     Cost of shares redeemed .        (578,910)      (6,393,533)        (326,264)      (3,657,178)
                                  ------------     ------------     ------------     ------------
           Net change ........         155,082        1,777,223          479,151        5,415,725
                                  ------------     ------------     ------------     ------------

Total transactions in Trust
     shares ..................       2,028,108     $ 22,996,987          111,900     $  1,320,344
                                  ============     ============     ============     ============

8.    TRUSTEES' FEES AND EXPENSES

      At March 31, 2009 there were 7 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended March 31, 2009 was $110,229, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the year ended March 31, 2009, such meeting-related expenses amounted to $23,689.

9.    SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10.   INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. At March 31, 2009 the Trust had a capital loss carryover of $4,723,575, of which $2,273,607 expires in 2015, $1,251,412 expires in 2016 and $1,198,556 expires in 2017. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. At March 31, 2009 there were post-October capital loss deferrals of $2,323,863, which will be recognized in the following year.

The tax character of distributions:

                              Year Ended March 31,
                              2009           2008
                          -----------    -----------
Net tax-exempt income     $25,982,787    $27,803,667
Ordinary income               188,717        158,384
Long-term capital gain             --             --
                          -----------    -----------
                          $26,171,504    $27,962,051
                          ===========    ===========

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation            $ 19,414,415
Undistributed tax-exempt income         475,847
Other accumulated losses             (7,047,438)
Other temporary differences            (475,847)
                                   ------------
                                   $ 12,366,977
                                   ============

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11.   RECENT DEVELOPMENT

      Over the past year, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                             HAWAIIAN TAX-FREE TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               Class A
                                                  ----------------------------------------------------------------
                                                                        Year Ended March 31,
                                                  ----------------------------------------------------------------
                                                    2009          2008          2007          2006          2005
                                                  --------      --------      --------      --------      --------
Net asset value, beginning of period .........    $  11.15      $  11.33      $  11.32      $  11.51      $  11.83
                                                  --------      --------      --------      --------      --------
Income (loss) from investment operations:

     Net investment income + .................        0.42          0.46          0.46          0.43          0.45
     Net gain (loss) on securities (both
        realized and unrealized) .............        0.06         (0.18)         0.02         (0.18)        (0.30)
                                                  --------      --------      --------      --------      --------
     Total from investment operations ........        0.48          0.28          0.48          0.25          0.15
                                                  --------      --------      --------      --------      --------
Less distributions (note 10):

     Dividends from net investment income ....       (0.42)        (0.46)        (0.46)        (0.43)      (0.45))

     Distributions from capital gains ........          --            --         (0.01)        (0.01)        (0.02)
                                                  --------      --------      --------      --------      --------
     Total distributions .....................       (0.42)        (0.46)        (0.47)        (0.44)        (0.47)
                                                  --------      --------      --------      --------      --------
Net asset value, end of period ...............    $  11.21      $  11.15      $  11.33      $  11.32      $  11.51
                                                  ========      ========      ========      ========      ========
Total return (not reflecting sales charge) ...        4.43%         2.49%         4.28%         2.19%         1.33%

Ratios/supplemental data
     Net assets, end of period (in millions) .    $    656      $    636      $    645      $    666      $    681

     Ratio of expenses to average net assets .        0.75%         0.75%         0.75%         0.74%         0.74%

     Ratio of net investment income to average
           net assets ........................        3.80%         4.06%         3.99%         3.76%         3.90%

     Portfolio turnover rate .................          10%           18%           38%           22%           10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

     Ratio of expenses to average net assets .        0.74%         0.75%         0.75%         0.74%         0.74%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 Class C
                                    ----------------------------------------------------------------
                                                          Year Ended March 31,
                                    ----------------------------------------------------------------
                                      2009          2008          2007          2006          2005
                                    --------      --------      --------      --------      --------
Net asset value,
beginning of period ............    $  11.14      $  11.33      $  11.31      $  11.50      $  11.82
                                    --------      --------      --------      --------      --------
Income (loss) from
investment operations:
   Net investment income + .....        0.33          0.37          0.36          0.34          0.36
   Net gain (loss) on
        securities (both
        realized and unrealized)        0.06         (0.19)         0.03         (0.18)        (0.30)
                                    --------      --------      --------      --------      --------
   Total from investment
        operations .............        0.39          0.18          0.39          0.16          0.06
                                    --------      --------      --------      --------      --------
Less distributions (note 10):

   Dividends from net
        investment income ......       (0.33)        (0.37)        (0.36)        (0.34)        (0.36)

   Distributions from
        capital gains ..........          --            --         (0.01)        (0.01)        (0.02)
                                    --------      --------      --------      --------      --------
   Total distributions .........       (0.33)        (0.37)        (0.37)        (0.35)        (0.38)
                                    --------      --------      --------      --------      --------
Net asset value, end of period .    $  11.20      $  11.14      $  11.33      $  11.31      $  11.50
                                    ========      ========      ========      ========      ========

Total return (not
reflecting sales charge) .......        3.60%         1.59%         3.55%         1.37%         0.53%

Ratios/supplemental data
   Net assets, end of
        period (in millions) ...    $   34.2      $   30.2      $   35.6      $   36.7      $   37.6
   Ratio of expenses to
        average net assets .....        1.55%         1.55%         1.55%         1.54%         1.54%
   Ratio of net
        investment income to
        average net assets .....        2.99%         3.26%         3.19%         2.96%         3.10%
   Portfolio turnover rate .....          10%           18%           38%           22%           10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to
        average net assets .....        1.54%         1.55%         1.55%         1.54%         1.54%

                                                                 Class Y
                                    ----------------------------------------------------------------
                                                          Year Ended March 31,
                                    ----------------------------------------------------------------
                                      2009          2008          2007          2006          2005
                                    --------      --------      --------      --------      --------
Net asset value,
beginning of period ............    $  11.17      $  11.35      $  11.34      $  11.52      $  11.84
                                    --------      --------      --------      --------      --------
Income (loss) from
investment operations:
   Net investment income + .....        0.44          0.48          0.48          0.46          0.48
   Net gain (loss) on
        securities (both
        realized and unrealized)        0.06         (0.18)         0.02         (0.18)        (0.30)
                                    --------      --------      --------      --------      --------
   Total from investment
        operations .............        0.50          0.30          0.50          0.28          0.18
                                    --------      --------      --------      --------      --------
Less distributions (note 10):

   Dividends from net
        investment income ......       (0.44)        (0.48)        (0.48)        (0.45)        (0.48)

   Distributions from
        capital gains ..........          --            --         (0.01)        (0.01)        (0.02)
                                    --------      --------      --------      --------      --------
   Total distributions .........       (0.44)        (0.48)        (0.49)        (0.46)        (0.50)
                                    --------      --------      --------      --------      --------
Net asset value, end of period .    $  11.23      $  11.17      $  11.35      $  11.34      $  11.52
                                    ========      ========      ========      ========      ========

Total return (not
reflecting sales charge) .......        4.64%         2.70%         4.49%         2.48%         1.54%

Ratios/supplemental data
   Net assets, end of
        period (in millions) ...    $   29.6      $   27.7      $   22.8      $   18.5      $   20.7
   Ratio of expenses to
        average net assets              0.55%         0.55%         0.55%         0.54%         0.54%
   Ratio of net
        investment income to
        average net assets .....        4.00%         4.26%         4.19%         3.96%         4.09%
   Portfolio turnover rate .....          10%           18%           38%           22%           10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to
        average net assets .....        0.54%         0.55%         0.55%         0.54%         0.54%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES AND OFFICERS(1)(2)

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                       COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                             BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------  ---------------------

INTERESTED TRUSTEE(6)
Diana P. Herrmann       Vice Chair of   Vice Chair and Chief Executive Officer of           12      ICI Mutual Insurance
New York, NY            the Board       Aquila Management Corporation, Founder                      Company
(02/25/58)              of Trustees     of the Aquila Group of Funds and parent of
                        since 2003,     Aquila Investment Management LLC,
                        President       Administrator since 2004, President since
                        since 1998      1997, Chief Operating Officer, 1997-2008,
                        and Trustee     a Director since 1984, Secretary since 1986
                        since 2004      and previously its Executive Vice President,
                                        Senior Vice President or Vice President,
                                        1986-1997; Chief Executive Officer and
                                        Vice Chair since 2004, President and
                                        Manager of the Administrator since 2003,
                                        and Chief Operating Officer of the
                                        Administrator, 2003-2008; Chair, Vice
                                        Chair, President, Executive Vice President or
                                        Senior Vice President of funds in the Aquila
                                        Group of Funds since 1986; Director of the
                                        Distributor since 1997; Governor,
                                        Investment Company Institute (a trade
                                        organization for the U.S. mutual fund
                                        industry dedicated to protecting shareholder
                                        interests and educating the public about
                                        investing) and head of its Small Funds
                                        Committee since 2004; active in charitable
                                        and volunteer organizations.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                       COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                             BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------  ---------------------

NON-INTERESTED TRUSTEES
Theodore T. Mason       Chair of        Executive Director, East Wind Power                 8       Trustee, Premier VIT.
New York, NY            the Board       Partners LTD since 1994 and Louisiana
(11/24/35)              of Trustees     Power Partners, 1999-2003; Treasurer, Fort
                        since 2004      Schuyler Maritime Alumni Association, Inc.,
                        and Trustee     successor to Alumni Association of SUNY
                        since 1984      Maritime College, since 2004 (President,
                                        2002-2003, First Vice President, 2000-
                                        2001, Second Vice President, 1998-2000)
                                        and director of the same organization since
                                        1997; Director, STCM Management
                                        Company, Inc., 1973-2004; twice national
                                        officer of Naval Reserve Association,
                                        Commanding Officer of four naval reserve
                                        units and Captain, USNR (Ret); director, The
                                        Navy League of the United States New York
                                        Council since 2002; trustee, The Maritime
                                        Industry Museum at Fort Schuyler, 2000-
                                        2004; and Fort Schuyler Maritime
                                        Foundation, Inc., successor to the Maritime
                                        College at Fort Schuyler Foundation, Inc.,
                                        since 2000.

Thomas W. Courtney      Trustee         President, Courtney Associates, Inc., a             5       Chairman of the Board of
Sewickley, PA           since 1984      venture capital firm, since 1988.                           Oppenheimer Quest
(08/17/33)                                                                                          Value Funds Group,
                                                                                                    Oppenheimer Small Cap
                                                                                                    Value Fund, Oppenheimer
                                                                                                    Midcap Fund, and
                                                                                                    Oppenheimer Rochester
                                                                                                    Group of Funds;
                                                                                                    Chairman of the Board of
                                                                                                    Premier VIT.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                       COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                             BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------  ---------------------
Stanley W. Hong         Trustee         President, Waste Management of Hawaii,              4       Trustee, Pacific Capital
Honolulu, HI            since 1992      Inc. and Corporate Vice President - Hawaii                  Funds(R), which includes
(04/05/36)                              Area for Waste Management, Inc., 2001-                      12 bond and stock funds;
                                        2005; Trustee, The King William Charles                     First Insurance Co. of
                                        Lunalilo Trust Estate since 2001; President                 Hawaii, Ltd., Lanihau
                                        and Chief Executive Officer, The Chamber                    Properties, Ltd., The
                                        of Commerce of Hawaii, 1996-2001;                           Westye Group - West
                                        Director PBS - Hawaii Foundation since                      (Hawaii), Inc., Heald
                                        1998; Regent, Chaminade University of                       Education LLC.
                                        Honolulu since 1991; Trustee, the Nature
                                        Conservancy of Hawaii since 1998; Trustee,
                                        Child and Family Service since 2005;
                                        Director, The East West Center Foundation
                                        since 2006; St. Louis School since 2007;
                                        and a director of other corporate and
                                        community organizations.

Russell K. Okata        Trustee         Executive Director, Hawaii Government               5       Trustee, Pacific Capital
Honolulu, HI            since 1992      Employees Association AFSCME Local 152,                     Funds(R), which includes
(03/22/44)                              AFL-CIO 1981-2007; International Vice                       12 bond and stock funds.
                                        President, American Federation of State,
                                        County and Municipal Employees, AFL-CIO
                                        1981-2007; director of various civic and
                                        charitable organizations.

Douglas Philpotts       Trustee         Retired; formerly director, Chairman of the         4       Trustee, Pacific Capital
Honolulu, HI            since 1992      Board and President of Hawaiian Trust                       Funds(R), which includes
(11/21/31)                              Company, Limited, a predecessor of The                      12 bond and stock funds.
                                        Asset Management Group of Bank of
                                        Hawaii; present or former director of
                                        various Hawaii-based civic and charitable
                                        organizations.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                       COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                             BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------  ---------------------
Oswald K. Stender       Trustee         Director, Hawaiian Electric Industries, Inc.,       4       Trustee, Pacific Capital
Honolulu, HI            since 1992      a public utility holding company, 1993-                     Funds(R), which includes
(10/08/31)                              2004; trustee, the Bernice Pauahi Bishop                    12 bond and stock funds;
                                        Estate 1990-1999; trustee, Office of                        director, Grace Pacific
                                        Hawaiian Affairs and a member or trustee                    Corporation, an asphalt
                                        of several community organizations.                         paving company, ACE
                                                                                                    Trucking Inc. and
                                                                                                    Hawaiian Telecom, a
                                                                                                    telephone company
                                                                                                    (communications).

OTHER INDIVIDUALS

CHAIRMAN EMERITUS(8)

Lacy B. Herrmann        Founder and     Founder and Chairman of the Board, Aquila           N/A     N/A
New York, NY            Chairman        Management Corporation, the sponsoring
(05/12/29)              Emeritus        organization and parent of the Manager or
                        since 2004,     Administrator and/or Adviser or Sub-Adviser
                        Trustee,        to each fund of the Aquila Group of Funds;
                        1984-2004,      Chairman of the Manager or Administrator
                        and Chairman    and/or Adviser or Sub-Adviser to each since
                        of the Board    2004; Founder and Chairman Emeritus of
                        of Trustees,    each fund in the Aquila Group of Funds;
                        1984-2003       previously Chairman and a Trustee of each
                                        fund in the Aquila Group of Funds since its
                                        establishment until 2004 or 2005; Director
                                        of the Distributor since 1981 and formerly
                                        Vice President or Secretary, 1981-1998;
                                        Trustee Emeritus, Brown University and the
                                        Hopkins School; active in university, school
                                        and charitable organizations.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                       COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                             BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------  ---------------------

OFFICERS
Charles E. Childs, III  Executive       Executive Vice President of all funds in the        N/A     N/A
New York, NY            Vice President  Aquila Group of Funds and the Administrator
(04/01/57)              since 2003      and the Administrator's parent since 2003;
                                        Executive Vice President and Chief
                                        Operating Officer of the Administrator's
                                        parent since 2008; formerly Senior Vice
                                        President, corporate development, Vice
                                        President, Assistant Vice President and
                                        Associate of the Administrator's parent since
                                        1987; Senior Vice President, Vice President
                                        or Assistant Vice President of the Aquila
                                        Money-Market Funds, 1988-2003.

Sherri Foster           Senior Vice     Senior Vice President, Hawaiian Tax-Free            N/A     N/A
Lahaina, HI             President       Trust since 1993 and formerly Vice
(07/27/50)              since 1993      President or Assistant Vice President; Vice
                                        President since 1997 and formerly Assistant
                                        Vice President of the three Aquila Money-
                                        Market Funds; Vice President, Aquila Rocky
                                        Mountain Equity Fund since 2006;
                                        Registered Representative of the Distributor
                                        since 1985.

Stephen J. Caridi       Vice President  Vice President of the Distributor since 1995;       N/A     N/A
New York, NY            since 1998      Vice President, Hawaiian Tax-Free Trust
(05/06/61)                              since 1998; Senior Vice President,
                                        Narragansett Insured Tax-Free Income Fund
                                        since 1998, Vice President 1996-1997;
                                        Senior Vice President, Tax-Free Fund of
                                        Colorado since 2004; Vice President, Aquila
                                        Rocky Mountain Equity Fund since 2006.

Robert W. Anderson      Chief           Chief Compliance Officer of the Trust and           N/A     N/A
New York, NY            Compliance      each of the other funds in the Aquila Group
(08/23/40)              Officer         of Funds, the Administrator and the
                        since 2004      Distributor since 2004, Compliance Officer
                        and Assistant   of the Administrator or its predecessor and
                        Secretary       current parent 1998-2004; Assistant
                        since 2000      Secretary of the Aquila Group of Funds
                                        since 2000.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND     HELD BY TRUSTEE
NAME,                   TRUST AND       PRINCIPAL                                       COMPLEX(5)  (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)      DURING PAST 5 YEARS                             BY TRUSTEE  INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------  ---------------------
Joseph P. DiMaggio      Chief           Chief Financial Officer of the Aquila Group         N/A     N/A
New York, NY            Financial       of Funds since 2003 and Treasurer since
(11/06/56)              Officer         2000.
                        since 2003
                        and Treasurer
                        since 2000

Edward M. W. Hines      Secretary       Shareholder of Butzel Long, a professional          N/A     N/A
New York, NY            since 1984      corporation, counsel to the Trust, since 2007;
(12/16/39)                              Partner of Hollyer Brady Barrett & Hines
                                        LLP, its predecessor as counsel, 1989-2007;
                                        Secretary of the Aquila Group of Funds.

John M. Herndon         Assistant       Assistant Secretary of the Aquila Group of          N/A     N/A
New York, NY            Secretary       Funds since 1995 and Vice President of the
(12/17/39)              since 1995      three Aquila Money-Market Funds since 1990;
                                        Vice President of the Administrator or its
                                        predecessor and current parent since 1990.

Lori A. Vindigni        Assistant       Assistant Treasurer of the Aquila Group of          N/A     N/A
New York, NY            Treasurer       Funds since 2000; Assistant Vice President
(11/02/66)              since 2000      of the Administrator or its predecessor and
                                        current parent since 1998; Fund Accountant
                                        for the Aquila Group of Funds, 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.

(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.

(3) The mailing address of each Trustee and officer is c/o Hawaiian Tax-Free Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(4) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(6) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.

(7) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 5, are called the "Aquila Group of Funds."

(8) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2008 and held for the six months ended March 31, 2009.

ACTUAL EXPENSES

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED MARCH 31, 2009

                   ACTUAL
                 TOTAL RETURN        BEGINNING       ENDING           EXPENSES
                   WITHOUT            ACCOUNT       ACCOUNT         PAID DURING
               SALES CHARGES(1)        VALUE         VALUE         THE PERIOD(2)
--------------------------------------------------------------------------------
Class A             5.68%            $1,000.00     $1,056.80          $3.81
--------------------------------------------------------------------------------
Class C             5.26%            $1,000.00     $1,052.60          $7.89
--------------------------------------------------------------------------------
Class Y             5.78%            $1,000.00     $1,057.80          $2.79
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.54% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED MARCH 31, 2009

                 HYPOTHETICAL
                  ANNUALIZED        BEGINNING         ENDING         EXPENSES
                     TOTAL           ACCOUNT         ACCOUNT        PAID DURING
                    RETURN            VALUE           VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A              5.00%            $1,000.00      $1,021.24         $3.74
--------------------------------------------------------------------------------
Class C              5.00%            $1,000.00      $1,017.25         $7.75
--------------------------------------------------------------------------------
Class Y              5.00%            $1,000.00      $1,022.24         $2.74
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.54% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended March 31, 2009, $25,982,787 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.28% of total dividends paid during fiscal 2009, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to January 31, 2009, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2008 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                             HAWAIIAN TAX-FREE TRUST

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

FOUNDERS

Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

ADMINISTRATOR

AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER

ASSET MANAGEMENT GROUP of
BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES

Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS

Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Robert W. Anderson, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
  and Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR

AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

PNC GLOBAL INVESTMENT SERVICING
101 Sabin Street
Pawtucket, RI 02860

CUSTODIAN

JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of March 31, 2009 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,000 in 2008 and $18,900 in 2009.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,100 in 2008 and 2009, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

  (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

  (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
----------------------------------
Vice Chair, President and Trustee
June 3, 2009


By:  /s/  Joseph P. DiMaggio
------------------------------------
Chief Financial Officer and Treasurer
June 3, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/  Diana P. Herrmann
----------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
June  3, 2009



By:  /s/  Joseph P. DiMaggio
------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 3, 2009






HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.